Schedule of Reconciliation of Digital Asset Balances (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Crypto Asset, Holding [Line Items]
Balance at beginning of period		$ 2,099,000
Additions		86,000
Digital asset gain		1,000
Digital asset loss		(191,000)
Impairment loss		270,000
Unrealized digital asset gain (loss)	$ 0	(21,000)	$ 0	0	$ 0
Disposals		(108,000)
Balance at end of period	2,099,000	1,596,000		2,099,000
Digital Assets [Member]
Crypto Asset, Holding [Line Items]
Balance at beginning of period		1,531,000
Additions		86,000
Digital asset gain		1,000
Digital asset loss
Impairment loss		270,000
Unrealized digital asset gain (loss)		(21,000)
Disposals		(108,000)
Balance at end of period	1,531,000	1,219,000		1,531,000
Restricted Digital Assets [Member]
Crypto Asset, Holding [Line Items]
Balance at beginning of period		568,000
Additions
Digital asset gain
Digital asset loss		(191,000)
Impairment loss
Unrealized digital asset gain (loss)
Disposals
Balance at end of period	$ 568,000	$ 377,000		$ 568,000